EQ ADVISORS TRUSTSM

EQ/MFS Mid Cap Focused Growth Portfolio

SUPPLEMENT DATED JUNE 30, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective June 30, 2021, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
Eric Braz, CFA®	Investment Officer and Portfolio Manager of MFS	June 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended to add the following information:

Eric Braz, CFA® is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2007.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — MFS Investment Management” is amended to add the following information:

MFS Investment Management (“MFS” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of May 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/MFS Mid Cap Focused Growth Portfolio
Eric Braz	1	$121.3 million	1	$7.2 million	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of May 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/MFS Mid Cap Focused Growth Portfolio
Eric Braz	X